Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced[2]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-1 CIK # Not Applicable
		HUD	1,081	216,952,401.15	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	193,486.57	0.09%	0	-	0.00%	0	-	0.00%
Total			1,081	216,952,401.15	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	193,486.57	0.09%	0	-	0.00%	0	-	0.00%

2 The Securitizer disclosed in its quarterly filing made on November 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by HUD subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2013-1 Pending Asset”). As disclosed herein, the demand to repurchase the 2013-1 Pending Asset is in dispute and was not rejected, withdrawn, repurchased or cured during the 3-month period ending December 31, 2013.